Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Useful Life
Office equipment and furnishing	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of intangible assets, net
Classification	Estimated Useful Life
Software	5 years
Securities licenses	10 years

Schedule of non controlling interests
	June 30,	June 30,
	2020	2019
Beijing Synergetic	$17,116	$239,683
Beijing Ruchang	(271,390)	(176,258)
Beijing Jiahe	(277,246)	(220,831)
Shanghai Shengshi	(275,856)	(198,290)
Beijing Shanying	(160,643)	(103,147)
Beijing Haidai	(323,893)	(182,339)
Total noncontrolling interest	$(1,291,912)	$(641,182)